Other Reserves (Details)					12 Months Ended
	Jul. 31, 2022 shares	Jul. 27, 2022 shares	Mar. 16, 2022 shares	Oct. 26, 2021 shares	Jun. 30, 2024 AUD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2022 shares
Other Reserves [Line Items]
Granted option							2,930,000
Number of shares unlisted option					1,000,000	1,000,000
Performance rights, description					During the fiscal year 2023, performance rights with a total value of $122,201 were granted to key management personnel and staff as part of their performance bonus. 1,688,839 performance rights were subsequently issued after the reporting period, on 12 July 2023. In which, 1,147,083 and 179,664 performance rights were issued to Mr. Steven Lydeamore and Dr. Jerry Kanellos as part of their fiscal year 2023 performance bonus of $83,000 and $13,000, respectively. These performance rights have nil exercise price, exercisable on issue and expiring on 12 July 2027.	During the fiscal year 2023, performance rights with a total value of $122,201 were granted to key management personnel and staff as part of their performance bonus. 1,688,839 performance rights were subsequently issued after the reporting period, on 12 July 2023. In which, 1,147,083 and 179,664 performance rights were issued to Mr. Steven Lydeamore and Dr. Jerry Kanellos as part of their fiscal year 2023 performance bonus of $83,000 and $13,000, respectively. These performance rights have nil exercise price, exercisable on issue and expiring on 12 July 2027.
Granted shares			2,023
Adjustments between the estimated fair value and grant date | $					$ (11,932)
Options issued (in Dollars) | $						$ 965
Dr. Jerry Kanellos [Member]
Other Reserves [Line Items]
Granted option				500,000
Mr.Paul Brennan [Member]
Other Reserves [Line Items]
Granted option			1,000,000
Mr. Steven Lydeamore [Member]
Other Reserves [Line Items]
Granted option		1,430,000
Options issued	1,430,000
Mr.Paul Brennan [Member]
Other Reserves [Line Items]
Adjustments between the estimated fair value and grant date | $						$ (12,896)